Variable Interest Entities	12 Months Ended
Dec. 31, 2018
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES

31. VARIABLE INTEREST ENTITIES

Emera holds a variable interest in NSPML, a VIE for which it was determined that Emera is not the primary beneficiary since it does not have the controlling financial interest of NSPML. In Q2 2014, when the critical milestones were achieved, Nalcor Energy was deemed the primary beneficiary of the asset for financial reporting purposes as they have authority over the majority of the direct activities that are expected to most significantly impact the economic performance of the Maritime Link. Thus, Emera began recording the Maritime Link as an equity investment.

BLPC has established a SIF, primarily for the purpose of building a fund to cover risk against damage and consequential loss to certain generating, transmission and distribution systems. ECI holds a variable interest in the SIF for which it was determined that ECI was the primary beneficiary and, accordingly, the SIF must be consolidated by ECI. In its determination that ECI controls the SIF, management considered that, in substance, the activities of the SIF are being conducted on behalf of ECI’s subsidiary BLPC and BLPC, alone, obtains the benefits from the SIF’s operations. Additionally, because ECI, through BLPC, has rights to all the benefits of the SIF, it is also exposed to the risks related to the activities of the SIF. Any withdrawal of SIF fund assets by the Company would be subject to existing regulations. Emera’s consolidated VIE in the SIF is recorded as “Other long-term assets”, “Restricted cash” and “Regulatory liabilities” on the Consolidated Balance Sheets. Amounts included in restricted cash represent the cash portion of funds required to be set aside for the BLPC SIF.

The Company has identified certain long-term purchase power agreements that meet the definition of variable interests as the Company has to purchase all or a majority of the electricity generation at a fixed price. However, it was determined that the Company was not the primary beneficiary since it lacked the power to direct the activities of the entity, including the ability to operate the generating facilities and make management decisions.

The following table provides information about Emera’s portion of material unconsolidated VIEs:

As at	December 31, 2018		December 31, 2017
		Maximum		Maximum
millions of Canadian dollars	Total assets	exposure to loss	Total assets	exposure to loss
Unconsolidated VIEs in which Emera has variable interests
NSPML (equity accounted)	$545	$51	$510	$67